Shareholders’ Equity (Details) - Schedule of Share-Based Compensation Expenses - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	$ 607,742	$ 1,348,581
Cost of Revenues [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	1,038	4,543
Selling Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	5,395	16,396
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	606,919	1,323,099
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	$ (5,610)	$ 4,543